Royalty, Stream and Working Interests, Net (Tables)	12 Months Ended
Dec. 31, 2017
Royalty, Stream and Working Interests, Net
Disclosure of detailed information about royalty, stream and working interest, net

	2017
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,017.0	$(530.9)	$—	$486.1
Streams	3,715.9	(1,140.5)	—	2,575.4
Oil and Gas	1,009.5	(326.8)	—	682.7
Advanced	188.1	(36.2)	—	151.9
Exploration	58.7	(15.6)	—	43.1
	$5,989.2	$(2,050.0)	$—	$3,939.2

	2016
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$963.0	$(475.0)	$—	$488.0
Streams	3,450.0	(880.4)	(67.4)	2,502.2
Oil and Gas	732.4	(283.5)	—	448.9
Advanced	222.9	(34.1)	—	188.8
Exploration	52.0	(11.5)	(0.1)	40.4
	$5,420.3	$(1,684.5)	$(67.5)	$3,668.3

[1]	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mineral
	Royalties	Streams	Oil & Gas(1)	Advanced	Exploration	Total
Balance at January 1, 2016	$538.2	$2,122.3	$356.3	$200.4	$40.3	$3,257.5
Acquisitions	—	642.8	101.3	1.7	—	745.8
Disposals	(16.2)	—	—	—	—	(16.2)
Transfers	6.2	—	—	(6.2)	—	-
Impairments	—	(67.4)	—	—	(0.1)	(67.5)
Depletion	(52.1)	(195.5)	(19.1)	(0.7)	(0.2)	(267.6)
Impact of foreign exchange	11.9	—	10.4	(6.4)	0.4	16.3
Balance at December 31, 2016	$488.0	$2,502.2	$448.9	$188.8	$40.4	$3,668.3

Acquisitions (Note 4)	—	265.8	232.7	—	1.0	499.5
Transfers	42.1	—	—	(43.2)	1.1	—
Impairments	—	—	—	—	—	—
Depletion	(52.3)	(192.6)	(23.0)	(1.0)	—	(268.9)
Impact of foreign exchange	8.3	—	24.1	7.3	0.6	40.3
Balance at December 31, 2017	$486.1	$2,575.4	$682.7	$151.9	$43.1	$3,939.2

Disclosure of impairment loss and reversal of impairment loss [text block]

	2017	2016
Royalty, stream and working interests, net:
Cooke 4	$—	$67.4
Exploration assets	—	0.1
Total impairment losses	$—	$67.5